Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table reflects the estimated fair value of derivative instruments included in other assets and other liabilities on the consolidated balance sheets along with their respective notional amounts on a gross basis.

	As of December 31, 2024
		Fair Value
	Notional Amount	Derivative Assets	Derivative Liabilities
Derivatives not designated as hedging instruments
Derivative instruments, interest rate swaps	$16,542	$66	$89
Mortgage derivatives - Interest rate lock commitments		—	—
Mortgage derivatives - Forward commitments		—	—
Total derivatives not designated as hedging instruments		$66	$89

Schedule of Derivatives Not Designated as Hedging Instruments [Table Text Block]
The table below presents the effect of the Company’s derivative financial instruments that are not designated as hedging instruments on the Consolidated Statements of Income as of December 31, 2024. The Company recognized $0.3 million of other income related to client swaps during the year ended December 31, 2024.

		Gain or (Loss) Recognized in Income on Derivative
(dollars in thousands)	Location of Gain or (Loss) Recognized in Income on Derivative	For The Year Ended December 31, 2024
Derivatives Not Designated as Hedging Instruments:
Derivative instruments, interest rate swaps (1)	Other non-interest income	$(23)
Mortgage derivatives - Interest rate lock commitments	Other non-interest income / expense	(41)
Mortgage derivatives - Forward commitments	Other non-interest income / expense	41
Total		$(23)
(1) Gain (loss) represents net fair value adjustments (including credit related adjustments) for client swaps.